INCOME TAXES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of geographical areas [line items]
Percentage of minimum threshold of export sales			25.00%
Accumulated carryforward tax losses (including carryforward research and development expenses)			$ 115
U.S. - federal tax rate				21.00%	35.00%
Israeli
Disclosure of geographical areas [line items]
Percentages of tax rates relevant to corporates			23.00%	23.00%	24.00%
NETHERLANDS | First Euro 200,000 of taxable income
Disclosure of geographical areas [line items]
Corporate tax rate	15.00%	16.50%	19.00%	20.00%	20.00%
NETHERLANDS | Taxable income exceeding Euro 200,000
Disclosure of geographical areas [line items]
Corporate tax rate	25.00%	25.00%	25.00%	25.00%	25.00%
Japan
Disclosure of geographical areas [line items]
Percentages of tax rates relevant to corporates			23.20%	23.20%	23.40%